Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Share-based compensation	Share-based compensation
Under our equity incentive plans, we grant restricted stock units and restricted stock, and previously granted stock options, to directors, officers and employees to attract and retain them on competitive terms, and to incentivize superior performance with a view to creating long-term value for the benefit of the Company, its shareholders and other stakeholders.
AerCap equity grants
In March 2012, we implemented an equity incentive plan (the “Equity Incentive Plan 2012”) which provides for the grant of equity awards to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. The maximum number of equity awards available under the plan is equivalent to 8,064,081 ordinary shares. The Equity Incentive Plan 2012 is not open for equity awards to our directors.
On May 14, 2014, we implemented an equity incentive plan (the “Equity Incentive Plan 2014”) which provides for the grant of equity awards to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. The maximum number of equity awards available under the plan is equivalent to 4,500,000 ordinary shares. The Equity Incentive Plan 2014 is open for equity awards to our directors.
The Equity Incentive Plan 2014 and Equity Incentive Plan 2012 are collectively referred to herein as “AerCap Equity Plans.”
The terms and conditions, including the vesting conditions, of the equity awards granted under AerCap Equity Plans are determined by the Nomination and Compensation Committee and, for our directors, by the Board of Directors in line with the remuneration policies approved by the General Meeting of Shareholders. The vesting periods of the majority of equity awards range between three years and five years. Our long-term equity awards are subject to long-term performance vesting criteria, based on the Company’s U.S. GAAP EPS budget over the specified periods, in order to promote and encourage superior performance over a prolonged period of time. Some of our officers and employees receive annual equity awards as part of their compensation package. All outstanding awards of restricted stock units are convertible into ordinary shares of the Company at a ratio of one-to-one, prior to deduction for payroll withholding taxes, if applicable. Ordinary shares subject to outstanding equity awards, which are not issued or delivered by reason of, amongst others, the cancellation or forfeiture of such awards or the withholding of such ordinary shares to settle tax obligations, shall again be available under the AerCap Equity Plans.
17. Share-based compensation (Continued)
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2020:

	Year Ended December 31, 2020
	Number of time-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of time-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	1,504,194	2,486,136	$51.78	$51.53
Granted (a)	1,178,749	355,033	34.26	34.38
Vested (b)	(558,152)	(576,255)	45.06	50.54
Forfeited	(16,388)	(10,702)	46.74	37.88
Number at end of period	2,108,403	2,254,212	$43.81	$49.11

(a)Includes 990,802 shares of restricted stock granted under the AerCap Equity Plans, of which 669,362 shares of restricted stock were issued, with the remaining 321,440 ordinary shares being withheld and applied to pay the taxes involved. As part of the 321,440 ordinary shares withheld to pay for taxes, 155,015 ordinary shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $5.2 million on the grant dates associated with these ordinary shares.
(b)323,963 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 214,722 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 655,429 shares of restricted stock (471,334 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 155,015 ordinary shares were treated as granted and subsequently vested on the grant dates, as described in (a) above.
The amount of share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date, based on the trading price of the Company’s shares on the grant date and reflective of the probability of vesting. All outstanding options have been fully expensed.
The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2021	$50.5
2022	30.6
2023	10.5
2024	3.2
2025	0.6